Distribution Date:	05/17/22	CSMC 2016-NXSR Commercial Mortgage Trust
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2016-NXSR

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	8
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	9	Special Servicer	C-III Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	10		Jenna Unell		jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	11		5221 N. O'Connor Blvd.,, Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	19-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12594PAS0	1.970800%	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594PAT8	3.105500%	85,980,000.00	4,185,535.15	0.00	10,831.82	0.00	0.00	10,831.82	4,185,535.15	36.39%	30.00%
A-3	12594PAU5	3.501400%	65,000,000.00	65,000,000.00	0.00	189,659.17	0.00	0.00	189,659.17	65,000,000.00	36.39%	30.00%
A-4	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00	36.39%	30.00%
A-SB	12594PAW1	3.565300%	26,116,000.00	24,427,627.72	338,296.66	72,576.52	0.00	0.00	410,873.18	24,089,331.06	36.39%	30.00%
A-S	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00	30.33%	25.00%
B	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00	22.14%	18.25%
C	12594PBB6	4.449760%	31,100,000.00	31,100,000.00	0.00	115,322.94	0.00	0.00	115,322.94	31,100,000.00	15.92%	13.13%
D	12594PAG6	4.449760%	31,100,000.00	31,100,000.00	0.00	115,322.94	0.00	0.00	115,322.94	31,100,000.00	9.70%	8.00%
E	12594PAJ0	3.449760%	18,963,000.00	18,963,000.00	0.00	54,514.83	0.00	0.00	54,514.83	18,963,000.00	5.91%	4.88%
F	12594PAL5	3.449760%	6,827,000.00	6,827,000.00	0.00	19,626.26	0.00	0.00	19,626.26	6,827,000.00	4.55%	3.75%
NR	12594PAN1	3.449760%	22,757,039.00	22,757,039.00	0.00	36,006.14	0.00	0.00	36,006.14	22,757,039.00	0.00%	0.00%
Z	12594PBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594PAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			606,832,039.02	500,570,201.87	338,296.66	1,572,563.70	0.00	0.00	1,910,860.36	500,231,905.21

X-A	12594PAX9	0.711848%	455,124,000.00	348,862,162.87	0.00	206,947.50	0.00	0.00	206,947.50	348,523,866.21
X-B	12594PAY7	0.199160%	40,961,000.00	40,961,000.00	0.00	6,798.16	0.00	0.00	6,798.16	40,961,000.00
X-E	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-F	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-NR	12594PAE1	1.000000%	22,757,039.00	22,757,039.00	0.00	18,964.20	0.00	0.00	18,964.20	22,757,039.00
Notional SubTotal			544,632,039.00	438,370,201.87	0.00	254,201.53	0.00	0.00	254,201.53	438,031,905.21

Deal Distribution Total					338,296.66	1,826,765.23	0.00	0.00	2,165,061.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594PAT8	48.68033438	0.00000000	0.12598069	0.00000000	0.00000000	0.00000000	0.00000000	0.12598069	48.68033438
A-3	12594PAU5	1,000.00000000	0.00000000	2.91783338	0.00000000	0.00000000	0.00000000	0.00000000	2.91783338	1,000.00000000
A-4	12594PAV3	1,000.00000000	0.00000000	3.16233332	0.00000000	0.00000000	0.00000000	0.00000000	3.16233332	1,000.00000000
A-SB	12594PAW1	935.35103844	12.95361694	2.77900597	0.00000000	0.00000000	0.00000000	0.00000000	15.73262291	922.39742150
A-S	12594PAZ4	1,000.00000000	0.00000000	3.37424988	0.00000000	0.00000000	0.00000000	0.00000000	3.37424988	1,000.00000000
B	12594PBA8	1,000.00000000	0.00000000	3.54216670	0.00000000	0.00000000	0.00000000	0.00000000	3.54216670	1,000.00000000
C	12594PBB6	1,000.00000000	0.00000000	3.70813312	0.00000000	0.00000000	0.00000000	0.00000000	3.70813312	1,000.00000000
D	12594PAG6	1,000.00000000	0.00000000	3.70813312	0.00000000	0.00000000	0.00000000	0.00000000	3.70813312	1,000.00000000
E	12594PAJ0	1,000.00000000	0.00000000	2.87479987	0.00000000	0.00000000	0.00000000	0.00000000	2.87479987	1,000.00000000
F	12594PAL5	1,000.00000000	0.00000000	2.87480006	0.00000000	0.00000000	0.00000000	0.00000000	2.87480006	1,000.00000000
NR	12594PAN1	1,000.00000000	0.00000000	1.58219793	1.29260182	22.88057554	0.00000000	0.00000000	1.58219793	1,000.00000000
Z	12594PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594PAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594PAX9	766.52113022	0.00000000	0.45470575	0.00000000	0.00000000	0.00000000	0.00000000	0.45470575	765.77782365
X-B	12594PAY7	1,000.00000000	0.00000000	0.16596665	0.00000000	0.00000000	0.00000000	0.00000000	0.16596665	1,000.00000000
X-E	12594PAA9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	12594PAC5	1,000.00000000	0.00000000	0.83333382	0.00000000	0.00000000	0.00000000	0.00000000	0.83333382	1,000.00000000
X-NR	12594PAE1	1,000.00000000	0.00000000	0.83333337	0.00000000	0.00000000	0.00000000	0.00000000	0.83333337	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	10,831.82	0.00	10,831.82	0.00	0.00	0.00	10,831.82	0.00
A-3	04/01/22 - 04/30/22	30	0.00	189,659.17	0.00	189,659.17	0.00	0.00	0.00	189,659.17	0.00
A-4	04/01/22 - 04/30/22	30	0.00	711,230.90	0.00	711,230.90	0.00	0.00	0.00	711,230.90	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	72,576.52	0.00	72,576.52	0.00	0.00	0.00	72,576.52	0.00
X-A	04/01/22 - 04/30/22	30	0.00	206,947.50	0.00	206,947.50	0.00	0.00	0.00	206,947.50	0.00
X-B	04/01/22 - 04/30/22	30	0.00	6,798.16	0.00	6,798.16	0.00	0.00	0.00	6,798.16	0.00
X-E	04/01/22 - 04/30/22	30	0.00	15,802.50	0.00	15,802.50	0.00	0.00	0.00	15,802.50	0.00
X-F	04/01/22 - 04/30/22	30	0.00	5,689.17	0.00	5,689.17	0.00	0.00	0.00	5,689.17	0.00
X-NR	04/01/22 - 04/30/22	30	0.00	18,964.20	0.00	18,964.20	0.00	0.00	0.00	18,964.20	0.00
A-S	04/01/22 - 04/30/22	30	0.00	102,381.49	0.00	102,381.49	0.00	0.00	0.00	102,381.49	0.00
B	04/01/22 - 04/30/22	30	0.00	145,090.69	0.00	145,090.69	0.00	0.00	0.00	145,090.69	0.00
C	04/01/22 - 04/30/22	30	0.00	115,322.94	0.00	115,322.94	0.00	0.00	0.00	115,322.94	0.00
D	04/01/22 - 04/30/22	30	0.00	115,322.94	0.00	115,322.94	0.00	0.00	0.00	115,322.94	0.00
E	04/01/22 - 04/30/22	30	0.00	54,514.83	0.00	54,514.83	0.00	0.00	0.00	54,514.83	0.00
F	04/01/22 - 04/30/22	30	0.00	19,626.26	0.00	19,626.26	0.00	0.00	0.00	19,626.26	0.00
NR	04/01/22 - 04/30/22	30	491,278.36	65,421.93	0.00	65,421.93	29,415.79	0.00	0.00	36,006.14	520,694.15
Totals			491,278.36	1,856,181.02	0.00	1,856,181.02	29,415.79	0.00	0.00	1,826,765.23	520,694.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12594PAS0	N/A	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12594PAT8	3.105500%	85,980,000.00	4,185,535.15	0.00	10,831.82	0.00	0.00	10,831.82	4,185,535.15
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12594PAU5	3.501400%	65,000,000.00	65,000,000.00	0.00	189,659.17	0.00	0.00	189,659.17	65,000,000.00
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12594PAW1	3.565300%	26,116,000.00	24,427,627.72	338,296.66	72,576.52	0.00	0.00	410,873.18	24,089,331.06
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12594PAX9	0.711848%	455,124,000.00	348,862,162.87	0.00	206,947.50	0.00	0.00	206,947.50	348,523,866.21
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12594PAY7	0.199160%	40,961,000.00	40,961,000.00	0.00	6,798.16	0.00	0.00	6,798.16	40,961,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (Cert)	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR (Cert)	12594PAE1	1.000000%	22,757,039.00	22,757,039.00	0.00	18,964.20	0.00	0.00	18,964.20	22,757,039.00
X-NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12594PBB6	4.449760%	31,100,000.00	31,100,000.00	0.00	115,322.94	0.00	0.00	115,322.94	31,100,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12594PAG6	4.449760%	31,100,000.00	31,100,000.00	0.00	115,322.94	0.00	0.00	115,322.94	31,100,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12594PAJ0	3.449760%	18,963,000.00	18,963,000.00	0.00	54,514.83	0.00	0.00	54,514.83	18,963,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12594PAL5	3.449760%	6,827,000.00	6,827,000.00	0.00	19,626.26	0.00	0.00	19,626.26	6,827,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12594PAN1	3.449760%	22,757,039.00	22,757,039.00	0.00	36,006.14	0.00	0.00	36,006.14	22,757,039.00
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Cert)	12594PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,151,464,078.00	938,940,403.74	338,296.66	1,826,765.23	0.00	0.00	2,165,061.89	938,263,810.42
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12594PBC4	N/A	455,124,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12594PBD2	N/A	40,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	12594PBE0	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12594PBF7	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12594PBG5	N/A	48,547,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12594PBH3	N/A	606,832,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,213,664,078.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12594PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12594PBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	12594PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12594PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12594PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12594PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	2,165,061.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,860,303.50	Master Servicing Fee	2,495.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,162.48
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	208.06
ARD Interest	0.00	Operating Advisor Fee	1,175.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	341.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,860,303.50	Total Fees	8,672.80

Principal		Expenses/Reimbursements
Scheduled Principal	338,296.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	10,951.52
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,283.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,630.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	338,296.66	Total Expenses/Reimbursements	24,865.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,826,765.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	338,296.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,165,061.89
Total Funds Collected	2,198,600.16	Total Funds Distributed	2,198,600.14

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	499,343,076.41	499,343,076.41	Beginning Certificate Balance	500,570,201.87
(-) Scheduled Principal Collections	338,296.66	338,296.66	(-) Principal Distributions	338,296.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	499,004,779.75	499,004,779.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	500,389,051.23	500,389,051.23	Ending Certificate Balance	500,231,905.21
Ending Actual Collateral Balance	500,129,092.26	500,129,092.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,227,125.46
Beginning Cumulative Advances	0.00	1,227,126.14	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,227,125.46
Ending Cumulative Advances	0.00	1,227,126.14	Net WAC Rate	4.45%
			UC / (OC) Interest	4,550.34
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP
4,999,999 or less	6	20,420,178.53	4.09%	54	5.1354	1.382268	1.4999 or less	13	146,611,765.30	29.38%	53	4.9854	1.070127
5,000,000 to 9,999,999	10	69,343,239.67	13.90%	52	4.8100	1.524369	1.5000 to 1.7499	8	148,286,242.32	29.72%	50	4.2282	1.611013
10,000,000 to 19,999,999	9	137,613,725.85	27.58%	53	4.6406	1.594510	1.7500 to 2.7499	10	130,581,210.43	26.17%	54	4.4699	2.158886
20,000,000 to 24,999,999	2	43,428,143.70	8.70%	53	3.7561	2.053257	2.7500 or greater	2	52,058,500.66	10.43%	52	3.6437	3.921038
25,000,000 to 49,999,999	6	206,732,430.96	41.43%	52	4.3106	2.124926	Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP
							Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP
Arizona	2	10,339,662.52	2.07%	55	5.0652	1.762087
							Industrial	3	19,498,369.33	3.91%	49	4.3097	2.374385
California	2	5,399,791.35	1.08%	51	4.5200	1.670001
							Lodging	13	89,470,243.51	17.93%	54	4.9812	1.479674
Colorado	2	7,019,993.00	1.41%	55	4.5930	2.038100
							Mixed Use	4	79,247,640.76	15.88%	53	3.7026	3.148049
Connecticut	1	12,855,630.89	2.58%	53	4.2800	2.410800
							Multi-Family	5	58,118,700.79	11.65%	45	4.4717	1.557965
Georgia	2	16,542,519.71	3.32%	47	4.9660	1.534005
							Office	1	13,550,000.00	2.72%	54	4.2900	2.067300
Illinois	4	70,897,073.94	14.21%	53	4.3312	1.531527
							Retail	28	217,652,764.31	43.62%	54	4.5491	1.539608
Louisiana	4	11,766,674.80	2.36%	53	4.9720	1.467700
							Totals	57	499,004,779.75	100.00%	52	4.4703	1.850087
Mississippi	2	5,719,405.40	1.15%	53	4.9720	1.467700
Missouri	1	5,965,731.43	1.20%	53	4.3200	1.418300
Montana	1	19,248,796.75	3.86%	55	5.9070	0.969300
New Jersey	1	8,367,754.04	1.68%	54	4.0400	1.531800
New York	6	129,247,640.76	25.90%	49	3.9723	2.537783
North Carolina	1	2,718,909.44	0.54%	55	5.7000	1.104200
Ohio	1	13,550,000.00	2.72%	54	4.2900	2.067300
Oregon	1	29,715,433.95	5.95%	54	5.0820	0.777900
Tennessee	3	40,267,948.87	8.07%	54	4.1562	1.774109
Texas	7	26,347,245.67	5.28%	51	4.5724	1.926137
Utah	1	5,581,743.90	1.12%	55	5.2800	1.454500
Washington	3	26,187,273.29	5.25%	54	4.7951	1.395851
Wisconsin	8	26,469,950.00	5.30%	55	4.5930	2.038025
Wyoming	1	3,328,539.00	0.67%	55	4.5930	2.038000
Totals	57	499,004,779.75	100.00%	52	4.4703	1.850087

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP
	3.9999% or less	4	116,227,544.71	23.29%	52	3.7278	2.713031	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	63,635,702.90	12.75%	54	4.1339	1.697293	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	82,371,362.32	16.51%	48	4.3572	1.772369	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	95,177,387.24	19.07%	54	4.5821	1.816800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	27,961,062.42	5.60%	49	4.9450	1.378052	49 months or greater	33	477,537,718.71	95.70%	52	4.4630	1.846593
	5.0000% or greater	10	92,164,659.12	18.47%	55	5.4429	1.096273	Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
	Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP
	60 months or less	33	477,537,718.71	95.70%	52	4.4630	1.846593	Interest Only	8	197,767,595.99	39.63%	51	4.1509	2.390779
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	279,770,122.72	56.07%	53	4.6837	1.461911
	Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	21,467,061.04	4.30%	53	4.6315	NAP				None
Underwriter's Information		5	62,817,987.99	12.59%	52	3.9318	1.931389
	12 months or less	24	379,256,690.33	76.00%	52	4.4816	1.887640
	13 months to 24 months	3	26,732,096.80	5.36%	53	5.1422	0.995829
	25 months or greater	1	8,730,943.59	1.75%	54	5.4000	2.058300
	Totals	36	499,004,779.75	100.00%	52	4.4703	1.850087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	306600003	MU	Middle Village	NY	Actual/360	3.482%	116,066.67	0.00	0.00	N/A	09/05/26	--	40,000,000.00	40,000,000.00	05/05/22
2A	306600103	MU	Middle Village	NY	Actual/360	3.482%	58,033.33	0.00	0.00	N/A	09/05/26	--	20,000,000.00	20,000,000.00	05/05/22
3	306711002	RT	Gurnee	IL	Actual/360	3.990%	109,058.01	0.00	0.00	N/A	10/01/26	--	32,799,401.01	32,799,401.01	12/01/21
3A	306711003	RT	Gurnee	IL	Actual/360	3.990%	77,898.58	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	12/01/21
4	306600001	MF	Long Island City	NY	Actual/360	4.400%	164,988.75	0.00	0.00	N/A	01/05/26	--	45,000,000.00	45,000,000.00	05/05/22
4A	306600301	MF	Long Island City	NY	Actual/360	4.400%	18,332.08	0.00	0.00	N/A	01/05/26	--	5,000,000.00	5,000,000.00	05/05/22
5	307140005	RT	Various	Various	Actual/360	4.593%	124,707.23	0.00	0.00	12/01/26	12/01/31	--	32,581,902.00	32,581,902.00	05/01/22
6	307140006	LO	Hillsboro	OR	Actual/360	5.082%	126,056.79	50,042.60	0.00	N/A	11/06/26	--	29,765,476.55	29,715,433.95	04/06/22
7	453011438	RT	Memphis	TN	Actual/360	4.146%	64,975.76	0.00	0.00	N/A	11/01/26	--	18,806,298.82	18,806,298.82	05/01/22
7A	453011439	RT	Memphis	TN	Actual/360	4.146%	32,487.88	0.00	0.00	N/A	11/01/26	--	9,403,149.39	9,403,149.39	05/01/22
8	307140008	RT	Various	Various	Actual/360	4.593%	101,948.12	0.00	0.00	12/01/26	12/01/31	--	26,635,694.00	26,635,694.00	05/01/22
9	307140009	RT	Federal Way	WA	Actual/360	4.589%	69,468.17	32,926.88	0.00	N/A	11/06/26	--	18,166,363.20	18,133,436.32	05/06/22
9A	307140109	RT	Federal Way	WA	Actual/360	4.589%	19,103.75	9,054.89	0.00	N/A	11/06/26	--	4,995,749.79	4,986,694.90	05/06/22
11	307140011	RT	Great Falls	MT	Actual/360	5.907%	94,891.40	28,277.38	0.00	N/A	12/06/26	--	19,277,074.13	19,248,796.75	05/06/22
12	306771026	LO	Various	Various	Actual/360	4.972%	72,632.80	43,959.17	0.00	N/A	10/06/26	--	17,530,039.37	17,486,080.20	05/06/22
13	307140013	MU	New York	NY	Actual/360	4.127%	51,581.25	0.00	0.00	N/A	11/06/26	--	14,999,999.99	14,999,999.99	05/06/22
14	307140014	LO	Cromwell	CT	Actual/360	4.280%	45,851.75	0.00	0.00	N/A	10/05/26	--	12,855,630.89	12,855,630.89	05/05/22
15	307140015	OF	Akron	OH	Actual/360	4.290%	48,441.25	0.00	0.00	11/05/26	11/05/36	--	13,550,000.00	13,550,000.00	05/05/22
16	307140016	IN	Memphis	TN	Actual/360	4.180%	42,075.77	20,666.69	0.00	N/A	10/10/26	--	12,079,167.35	12,058,500.66	05/10/22
17	307140017	RT	Smyrna	GA	Actual/360	4.900%	42,837.39	15,807.91	0.00	N/A	12/06/25	--	10,490,790.13	10,474,982.22	05/06/22
18	307140018	LO	Rosemont	IL	Actual/360	5.400%	39,352.22	13,993.21	0.00	N/A	11/05/26	--	8,744,936.80	8,730,943.59	09/05/20
19	307140019	RT	Brick Township	NJ	Actual/360	4.040%	28,217.76	13,758.11	0.00	N/A	11/05/26	--	8,381,512.15	8,367,754.04	05/05/22
20	307140020	SS	Bordentown	NJ	Actual/360	4.480%	28,347.58	11,586.73	0.00	N/A	11/06/26	08/06/26	7,593,101.64	7,581,514.91	05/06/22
21	307140021	SS	Westville	NJ	Actual/360	4.480%	27,988.75	11,440.07	0.00	N/A	11/06/26	08/06/26	7,496,986.20	7,485,546.13	05/06/22
22	301880099	IN	Various	TX	Actual/360	4.520%	28,066.05	11,294.21	0.00	N/A	11/06/25	--	7,451,162.88	7,439,868.67	05/06/22
23	307140023	RT	Tempe	AZ	Actual/360	5.306%	30,328.19	11,069.77	0.00	N/A	12/06/26	--	6,858,995.29	6,847,925.52	05/06/22
24	307140024	LO	Hapeville	GA	Actual/360	5.080%	25,728.92	10,160.13	0.00	N/A	12/05/26	--	6,077,697.62	6,067,537.49	05/05/22
25	307140025	LO	Saint Charles	MO	Actual/360	4.320%	21,517.44	11,335.72	0.00	N/A	10/05/26	--	5,977,067.15	5,965,731.43	05/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	307140026	IN	Wilmington	OH	Actual/360	4.988%	26,602.67	0.00	0.00	N/A	06/06/26	--	6,400,000.00	6,400,000.00	05/06/22
27	307140027	RT	Batavia	IL	Actual/360	5.990%	29,680.64	7,451.64	0.00	N/A	12/05/26	--	5,946,037.28	5,938,585.64	10/05/19
28	307140028	LO	Salt Lake City	UT	Actual/360	5.280%	24,599.54	9,059.81	0.00	N/A	12/05/26	--	5,590,803.71	5,581,743.90	05/05/22
29	307140029	MU	Brooklyn	NY	Actual/360	5.321%	18,865.12	6,850.24	0.00	N/A	12/06/26	--	4,254,491.01	4,247,640.77	02/06/22
30	307140030	MF	Los Angeles	CA	Actual/360	4.520%	12,477.19	5,096.53	0.00	N/A	08/05/26	--	3,312,527.49	3,307,430.96	05/05/22
31	307140031	LO	Battle Ground	WA	Actual/360	6.350%	16,264.35	6,434.96	0.00	N/A	12/05/26	--	3,073,577.03	3,067,142.07	05/05/22
32	307140032	MF	Wilmington	NC	Actual/360	5.700%	12,934.43	4,129.34	0.00	N/A	12/05/26	--	2,723,038.78	2,718,909.44	05/05/22
33	307140033	MF	Palmdale	CA	Actual/360	4.520%	7,895.92	3,900.67	0.00	N/A	08/05/26	--	2,096,261.06	2,092,360.39	05/05/22
Totals							1,860,303.50	338,296.66	0.00				499,343,076.41	499,004,779.75
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	20,358,832.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,420,588.94	0.00	--	--	--	0.00	0.00	548,237.45	548,237.45	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	391,598.18	391,598.18	0.00	0.00
4	10,067,613.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,117,380.00	2,337,300.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,900,536.55	0.00	--	--	04/12/21	317,205.35	3,708.92	175,975.37	175,975.37	0.00	0.00
7	11,942,465.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,548,147.98	1,911,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,941,594.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,532,187.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,436,304.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	14,811,886.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,406,392.96	1,536,731.81	04/01/21	03/31/22	--	0.00	0.00	897,814.32	897,814.32	0.00	0.00
15	1,238,583.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,210,814.15	1,819,705.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	898,379.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,495,219.00	10/31/18	09/30/19	04/12/21	1,451,996.56	85,951.12	46,666.21	980,209.71	175,229.00	0.00
19	797,749.12	0.00	--	--	--	0.00	0.00	0.00	0.00	5,976.54	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	861,844.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	214,088.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,010,516.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	760,084.62	731,244.74	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	(94,706.00)	0.00	--	--	04/14/21	886,936.31	166,311.19	32,605.82	1,084,182.20	0.00	0.00
28	118,254.37	656,889.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	162,511.00	219,628.25	01/01/21	09/30/21	--	0.00	0.00	25,641.76	77,093.41	0.00	0.00
30	253,558.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	568,853.52	604,193.51	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	146,271.10	180,312.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	384,301.86	90,842.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	104,800,945.50	11,797,156.37				2,656,138.22	255,971.23	2,118,539.11	4,155,110.64	181,205.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	1	4,247,640.77	2	14,669,529.23	1	5,938,585.64	0	0.00	0	0.00	0	0.00	0	0.00	4.470276%	4.425071%	52
04/18/22	1	4,254,491.01	0	0.00	2	14,690,974.08	1	5,946,037.28	0	0.00	0	0.00	0	0.00	0	0.00	4.470602%	4.425372%	53
03/17/22	0	0.00	0	0.00	2	14,710,025.99	1	5,952,466.41	0	0.00	0	0.00	0	0.00	0	0.00	4.470896%	4.419212%	54
02/17/22	0	0.00	0	0.00	2	14,735,877.20	1	5,961,823.22	0	0.00	0	0.00	0	0.00	0	0.00	4.471296%	4.419608%	55
01/18/22	0	0.00	0	0.00	3	19,029,574.40	1	5,968,171.34	0	0.00	1	12,833,391.24	0	0.00	0	0.00	4.471577%	4.419862%	56
12/17/21	0	0.00	0	0.00	4	31,773,814.78	1	5,974,486.88	0	0.00	0	0.00	0	0.00	0	0.00	4.471908%	4.420226%	57
11/18/21	0	0.00	1	4,287,664.32	3	27,537,482.83	1	5,981,760.21	0	0.00	0	0.00	0	0.00	4	60,000,000.00	4.476104%	4.425677%	56
10/18/21	1	4,293,706.04	0	0.00	3	27,578,109.04	1	5,988,006.02	0	0.00	0	0.00	0	0.00	0	0.00	4.374587%	4.328832%	51
09/17/21	1	4,300,352.92	0	0.00	3	27,622,392.09	1	5,995,212.20	0	0.00	0	0.00	0	0.00	0	0.00	4.374906%	4.329125%	52
08/17/21	0	0.00	0	0.00	3	27,662,662.13	1	6,001,388.98	0	0.00	0	0.00	0	0.00	0	0.00	4.375211%	4.329405%	53
07/16/21	0	0.00	0	0.00	3	27,702,763.63	1	6,007,534.07	0	0.00	1	30,189,712.62	0	0.00	0	0.00	4.375621%	4.329775%	54
06/17/21	0	0.00	0	0.00	3	27,746,540.99	1	6,014,643.26	0	0.00	0	0.00	0	0.00	0	0.00	4.376118%	4.330231%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	307140018	09/05/20	19	6	46,666.21	980,209.71	234,838.09	8,990,283.66	05/01/20	1
27	307140027	10/05/19	30	6	32,605.82	1,084,182.20	171,038.15	6,140,942.22	07/01/19	2		12/16/19
29	307140029	02/06/22	2	2	25,641.76	77,093.41	4,200.00	4,268,733.00	10/18/21	98
Totals					104,913.79	2,141,485.32	410,076.24	19,399,958.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		67,914,851	67,914,851		0	0
49 - 60 Months		358,322,333	339,405,163	12,978,584		5,938,586
> 60 Months		72,767,596	72,767,596		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	499,004,780	480,087,610	0	4,247,641	8,730,944	5,938,586
Apr-22	499,343,076	480,397,611	4,254,491	0	8,744,937	5,946,037
Mar-22	499,652,744	484,942,718	0	0	8,757,560	5,952,466
Feb-22	499,998,906	485,263,029	0	0	8,774,054	5,961,823
Jan-22	500,327,420	481,297,846	0	0	13,061,403	5,968,171
Dec-21	500,518,818	468,745,003	0	0	25,799,328	5,974,487
Nov-21	525,874,003	469,048,856	0	4,287,664	46,555,723	5,981,760
Oct-21	586,198,767	554,326,952	4,293,706	0	21,590,103	5,988,006
Sep-21	586,551,186	554,628,441	4,300,353	0	21,627,180	5,995,212
Aug-21	586,825,819	559,163,157	0	0	21,661,273	6,001,389
Jul-21	586,826,385	559,123,622	0	0	21,695,230	6,007,534
Jun-21	586,830,309	559,083,768	0	0	21,731,898	6,014,643
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	307140006	29,715,433.95	30,071,028.43	33,000,000.00	09/18/20	1,643,994.39	0.77790	12/31/21	11/06/26	293
18	307140018	8,730,943.59	8,990,283.66	9,400,000.00	11/16/21	1,317,651.00	2.05830	09/30/19	11/05/26	293
27	307140027	5,938,585.64	6,140,942.22	5,450,000.00	11/22/19	(216,029.00)	(0.48480)	12/31/20	12/05/26	294
29	307140029	4,247,640.77	4,268,733.00	7,700,000.00	10/05/16	211,662.50	0.91450	09/30/21	12/06/26	294
Totals		48,632,603.95	49,470,987.31	55,550,000.00		2,957,278.89

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	307140006	LO	OR	06/04/20	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18	307140018	LO	IL	05/01/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

27	307140027	RT	IL	07/01/19	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

29	307140029	MU	NY	10/18/21	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	306711002	32,799,401.01	3.99000%	32,799,401.01	3.99000%	10	12/31/20	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3A	306711003	23,428,143.70	3.99000%	23,428,143.70	3.99000%	10	12/31/20	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
6	307140006	0.00	5.08200%	0.00	5.08200%	10	05/19/21	06/06/20	07/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
14	307140014	13,141,560.01	4.28000%	13,141,560.01	4.28000%	10	12/22/21	06/05/20	01/11/22
Totals		69,369,104.72		69,369,104.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,090.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	778.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	(216.53)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	649.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	0.00	0.00	324.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	457.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	6,527.93	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	328.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	4,423.59	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,283.47	0.00	3,630.46	10,951.52	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,865.45

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CSMC 2016-NXSR Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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